Vanguard® Ultra-Short Treasury ETF
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (99.3%)
United States Treasury Bill	3.414%–3.637%	5/5/2026	22,742	22,664
United States Treasury Bill	3.429%–3.710%	5/7/2026	34,763	34,636
United States Treasury Bill	3.460%–3.633%	5/12/2026	22,738	22,644
United States Treasury Bill	3.471%–4.207%	5/14/2026	29,463	29,335
United States Treasury Bill	3.495%–3.642%	5/19/2026	20,700	20,599
United States Treasury Bill	3.493%–3.712%	5/21/2026	23,495	23,376
United States Treasury Bill	3.514%–3.652%	5/26/2026	20,200	20,087
United States Treasury Bill	3.520%–3.710%	5/28/2026	23,808	23,671
United States Treasury Bill	3.524%–3.658%	6/2/2026	9,532	9,473
United States Treasury Bill	3.512%–3.650%	6/4/2026	23,077	22,928
United States Treasury Bill	3.542%–3.653%	6/9/2026	8,265	8,208
United States Treasury Bill	3.500%–4.195%	6/11/2026	30,233	30,018
United States Treasury Bill	3.537%–3.655%	6/16/2026	8,216	8,153
United States Treasury Bill	3.526%–3.674%	6/18/2026	23,365	23,182
United States Treasury Bill	3.566%–3.666%	6/23/2026	9,097	9,021
United States Treasury Bill	3.515%–3.673%	6/25/2026	23,812	23,610
United States Treasury Bill	3.555%–3.667%	6/30/2026	8,625	8,547
United States Treasury Bill	3.533%–3.675%	7/2/2026	10,777	10,678
United States Treasury Bill	3.646%	7/7/2026	9,752	9,657
United States Treasury Bill	3.467%–4.143%	7/9/2026	17,845	17,668
United States Treasury Bill	3.638%	7/14/2026	9,753	9,652
United States Treasury Bill	3.542%–3.679%	7/16/2026	10,854	10,739
United States Treasury Bill	3.666%	7/21/2026	9,753	9,645
United States Treasury Bill	3.544%–3.688%	7/23/2026	10,828	10,706
United States Treasury Bill	3.668%	7/28/2026	9,752	9,637
United States Treasury Bill	3.535%–3.689%	7/30/2026	10,861	10,731
United States Treasury Bill	3.498%–3.847%	8/6/2026	17,946	17,719
United States Treasury Bill	3.554%–3.702%	8/13/2026	11,050	10,902
United States Treasury Bill	3.557%–3.701%	8/20/2026	9,915	9,776
United States Treasury Bill	3.564%–3.710%	8/27/2026	9,680	9,537
United States Treasury Bill	3.474%–3.738%	9/3/2026	18,096	17,816
United States Treasury Bill	3.678%	9/10/2026	10,596	10,425
United States Treasury Bill	3.682%	9/17/2026	10,883	10,699
United States Treasury Bill	3.674%	9/24/2026	10,883	10,693
United States Treasury Bill	3.487%–3.747%	10/1/2026	7,111	6,981
United States Treasury Bill	3.482%–3.741%	10/29/2026	7,020	6,872
United States Treasury Bill	3.477%–3.770%	11/27/2026	6,962	6,797
United States Treasury Bill	3.458%–3.777%	12/24/2026	7,022	6,838
United States Treasury Bill	3.407%–3.761%	1/21/2027	7,022	6,820
United States Treasury Bill	3.493%–3.839%	2/18/2027	5,859	5,673
United States Treasury Bill	3.703%	3/18/2027	7,067	6,824
United States Treasury Note/Bond	1.625%	5/15/2026	6,616	6,598
United States Treasury Note/Bond	3.625%	5/15/2026	4,960	4,959
United States Treasury Note/Bond	0.750%	5/31/2026	7,102	7,066
United States Treasury Note/Bond	2.125%	5/31/2026	3,084	3,075
United States Treasury Note/Bond	4.875%	5/31/2026	8,727	8,742
United States Treasury Note/Bond	4.125%	6/15/2026	5,599	5,604
United States Treasury Note/Bond	0.875%	6/30/2026	7,296	7,244
United States Treasury Note/Bond	1.875%	6/30/2026	3,383	3,367
United States Treasury Note/Bond	4.625%	6/30/2026	9,812	9,833
United States Treasury Note/Bond	4.500%	7/15/2026	5,202	5,213
United States Treasury Note/Bond	0.625%	7/31/2026	7,539	7,462
United States Treasury Note/Bond	1.875%	7/31/2026	3,221	3,201
United States Treasury Note/Bond	4.375%	7/31/2026	8,968	8,987
United States Treasury Note/Bond	1.500%	8/15/2026	7,544	7,480
United States Treasury Note/Bond	4.375%	8/15/2026	5,732	5,744
United States Treasury Note/Bond	6.750%	8/15/2026	275	278
United States Treasury Note/Bond	0.750%	8/31/2026	7,679	7,584
United States Treasury Note/Bond	1.375%	8/31/2026	3,185	3,153
United States Treasury Note/Bond	3.750%	8/31/2026	9,718	9,717
United States Treasury Note/Bond	4.625%	9/15/2026	6,068	6,092
United States Treasury Note/Bond	0.875%	9/30/2026	8,088	7,973
United States Treasury Note/Bond	1.625%	9/30/2026	2,719	2,690
United States Treasury Note/Bond	3.500%	9/30/2026	9,876	9,863
United States Treasury Note/Bond	4.625%	10/15/2026	6,418	6,447
United States Treasury Note/Bond	1.125%	10/31/2026	8,097	7,973
United States Treasury Note/Bond	1.625%	10/31/2026	3,301	3,260
United States Treasury Note/Bond	4.125%	10/31/2026	9,616	9,633
United States Treasury Note/Bond	2.000%	11/15/2026	6,985	6,909
United States Treasury Note/Bond	4.625%	11/15/2026	6,747	6,781
United States Treasury Note/Bond	6.500%	11/15/2026	1,162	1,179
United States Treasury Note/Bond	1.250%	11/30/2026	8,151	8,017

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.625%	11/30/2026	2,906	2,866
	United States Treasury Note/Bond	4.250%	11/30/2026	9,361	9,391
	United States Treasury Note/Bond	4.375%	12/15/2026	6,995	7,024
	United States Treasury Note/Bond	1.250%	12/31/2026	8,287	8,134
	United States Treasury Note/Bond	1.750%	12/31/2026	3,294	3,245
	United States Treasury Note/Bond	4.250%	12/31/2026	10,351	10,388
	United States Treasury Note/Bond	4.000%	1/15/2027	7,189	7,202
	United States Treasury Note/Bond	1.500%	1/31/2027	11,090	10,885
	United States Treasury Note/Bond	4.125%	1/31/2027	10,046	10,077
	United States Treasury Note/Bond	2.250%	2/15/2027	6,614	6,529
	United States Treasury Note/Bond	4.125%	2/15/2027	7,741	7,765
	United States Treasury Note/Bond	1.125%	2/28/2027	1,982	1,935
	United States Treasury Note/Bond	1.875%	2/28/2027	7,192	7,071
	United States Treasury Note/Bond	4.125%	2/28/2027	9,077	9,106
	United States Treasury Note/Bond	4.250%	3/15/2027	7,837	7,875
	United States Treasury Note/Bond	0.625%	3/31/2027	3,137	3,042
	United States Treasury Note/Bond	2.500%	3/31/2027	7,145	7,059
	United States Treasury Note/Bond	3.875%	3/31/2027	9,715	9,726
Total U.S. Government and Agency Obligations (Cost $905,336)					905,081
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $1,191)	3.687%		11,906	1,191
Total Investments (99.4%) (Cost $906,527)					906,272
Other Assets and Liabilities—Net (0.6%)					5,358
Net Assets (100%)					911,630
Cost is in $000.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	905,081	—	905,081
Temporary Cash Investments	1,191	—	—	1,191
Total	1,191	905,081	—	906,272